Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Sales of products	$ 67,864	$ 66,929	$ 88,404
Service fees	17,541	17,618	18,624
Total revenues	85,405	84,547	107,028
Cost of revenues:
Cost of products sold	38,692	35,908	48,039
Cost of services	12,311	11,574	11,549
Total cost of revenues	51,003	47,482	59,588
Gross profit	34,402	37,065	47,440
Research and development costs	14,370	12,916	14,077
Selling, general and administrative expenses	22,362	21,138	24,341
Reorganization and impairment	(3,466)	3,031
Total operating expenses	33,266	37,085	38,418
Operating income (loss)	1,136	(20)	9,022
Financial income (expenses), net	(1,738)	233	(2,900)
Income (loss) before income taxes	(602)	213	6,122
Income tax (expense)	609	(210)	(744)
Net income	$ 7	$ 3	$ 5,378
Earnings per ordinary share:
Basic	$ 0.00	$ 0.00	$ 0.18
Diluted	$ 0.00	$ 0.00	$ 0.18
Weighted average number of ordinary shares outstanding:
Basic	30,040	29,849	29,557
Diluted	30,094	30,013	30,009